EIP Receivables - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
EIP receivables, gross amount	$ 92,081	$ 76,697
Unbilled EIP receivables	43,538	31,750
Unbilled EIP receivables long term	37,252	35,760
Nueva Tel
Accounts, Notes, Loans and Financing Receivable [Line Items]
EIP receivables, gross amount	$ 4,100	4,200
Nueva Tel | Bolivia
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment period for certain wireless subscribers	18 months
2degrees | Securitized receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unbilled EIP receivables	$ 13,400	10,700
Unbilled EIP receivables long term	6,900	11,000
2degrees | Collateral Pledged [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding financing obligation	$ 15,100	$ 16,400
Weighted Average
Accounts, Notes, Loans and Financing Receivable [Line Items]
EIP receivables weighted average imputed interest rates	7.15%	7.44%
Maximum [Member] | 2degrees | New Zealand
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment period for certain wireless subscribers	36 months